Derivatives and Hedging Activities	3 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
Note 10. Derivative instruments and hedging activities
Since the Company conducts its operations globally, it is exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign currency exchange rates. The Company enters into transactions involving foreign currency exchange derivative financial instruments. The Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. The transactions are designed to manage the Company’s net exposure to foreign currency exchange rates and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.
The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), Euro, British Pound, Korean Won, Chinese Yuan and the Japanese Yen. The gains and losses on the hedging instruments partially offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures. These contracts mature through December 2024.
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$82	$164	$35,581	$82,873
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	1,485	2,087	54,152	51,830
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(31)	(51)	47,237	21,168
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(47)	(657)	13,066	74,054
		$1,489	$1,543	$150,036	$229,925
Foreign exchange contracts not designated as hedging instruments
As of June 30, 2024, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $82.8 million, and were used to reduce foreign currency exposures of the Euro, New Israeli Shekel (the "NIS"), British Pound, Japanese Yen, Korean Won and Chinese Yuan. With respect to such derivatives, a gain of $0.5 million and a gain of $1.6 million were recognized under financial expenses, net for the three-month periods ended June 30, 2024 and 2023, respectively and a gain of $1.8 million and a gain of $1.2 million million were recognized under financial expenses, net for the six-month periods ended June 30, 2024 and 2023, respectively. Such gains partially offset the revaluation losses of the balance sheet items which are also recognized under financial income (expenses), net.
Cash Flow Hedging - Hedges of Forecasted Foreign Currency Payroll and other operating expenses
As of June 30, 2024, the Company had in effect foreign exchange forward contracts, designated as cash flow hedges for accounting purposes, for the conversion of $27.3 million into NIS. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss.
Cash Flow Hedging - Hedges of Forecasted Foreign Currency Revenue
The Company transacts business in U.S. Dollars and in various other currencies. The Company may use foreign exchange or forward contracts to hedge certain cash flow exposures resulting from changes in these foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to twelve months. The Company enters into these foreign exchange contracts to hedge a portion of its forecasted foreign currency denominated revenue in the normal course of business, and accordingly, they are not speculative in nature.
As of June 30, 2024, the Company had in effect foreign exchange forward contracts, designated as cash flow hedges for accounting purposes, for the conversion of €36.0 million into dollars.